PaineWebber PACE Select Advisors Trust

  PACE Government Securities Fixed Income Investments

  PACE Intermediate Fixed Income Investments

  PACE Strategic Fixed Income Investments

  PACE Municipal Fixed Income Investments

  PACE Global Fixed Income Investments

  PACE Large Company Value Equity Investments

  PACE Large Company Growth Equity Investments

  PACE Small/Medium Company Value Equity Investments

  PACE Small/Medium Company Growth Equity Investments

  PACE International Equity Investments

  PACE International Emerging Markets Equity Investments

                               --------------------
                                    PROSPECTUS
                                 NOVEMBER 27, 2000
                         ----------------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares in the eleven funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                    Contents
                                   THE FUNDS

--------------------------------------------------------------------------------

What every investor              PACE Government Securities Fixed Income Investments
should know about                  4            Investment Objective, Strategies and Risks
the funds                          5            Performance
                                   6            Expenses and Fee Tables

                                 PACE Intermediate Fixed Income Investments
                                   7            Investment Objective, Strategies and Risks
                                   8            Performance
                                   9            Expenses and Fee Tables

                                 PACE Strategic Fixed Income Investments
                                  10            Investment Objective, Strategies and Risks
                                  11            Performance
                                  12            Expenses and Fee Tables

                                 PACE Municipal Fixed Income Investments
                                  13            Investment Objective, Strategies and Risks
                                  14            Performance
                                  15            Expenses and Fee Tables

                                 PACE Global Fixed Income Investments
                                  16            Investment Objective, Strategies and Risks
                                  18            Performance
                                  19            Expenses and Fee Tables

                                 PACE Large Company Value Equity Investments
                                  20            Investment Objectives, Strategies and Risks
                                  21            Performance
                                  22            Expenses and Fee Tables

                                 PACE Large Company Growth Equity Investments
                                  23            Investment Objective, Strategies and Risks
                                  24            Performance
                                  25            Expenses and Fee Tables

                                 PACE Small/Medium Company Value Equity Investments
                                  26            Investment Objective, Strategies and Risks
                                  27            Performance
                                  28            Expenses and Fee Tables

                                 PACE Small/Medium Company Growth Equity Investments
                                  29            Investment Objective, Strategies and Risks
                                  30            Performance
                                  31            Expenses and Fee Tables

                                 PACE International Equity Investments
                                  32            Investment Objective, Strategies and Risks
                                  33            Performance
                                  34            Expenses and Fee Tables

                                 PACE International Emerging Markets Equity Investments
                                  35            Investment Objective, Strategies and Risks
                                  36            Performance
                                  37            Expenses and Fee Tables

                                 38      More About Risks and Investment Strategies

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                               Prospectus Page 2

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                YOUR INVESTMENT

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
Information for                   41            Managing Your Fund Account
managing your fund                              --Flexible Pricing
account                                         --Buying Shares
                                                --Selling Shares
                                                --Exchanging Shares
                                                --Pricing and Valuation

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Additional important              46            Management
information about                 51            Dividends and Taxes
the funds                         52            Financial Highlights
                                 A-1            Appendix A

--------------------------------------------------------------------------------

Where to learn more                             Back Cover
about these funds

                            The funds are not complete or
                            balanced investment programs.

--------------------------------------------------------------------------------
                               Prospectus Page 3

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                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

              PACE Government Securities Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in U.S. government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to between one and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in mortgage-backed securities issued or guaranteed by U.S. government agencies and in other U.S. government securities. The fund also invests, to a lesser extent, in investment grade bonds of private issuers, including those backed by mortgages or other assets. These privately issued bonds generally have one of the two highest credit ratings, although the fund may invest to a limited extent in privately issued bonds with the third highest credit rating. The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment adviser. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve and sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
TOTAL RETURN

1996  4.26%
1997  9.04%
1998  6.42%
1999  1.01%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- 7.19%
Best quarter during calendar years shown: 2nd quarter, 1997 -- 3.50% Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.33)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                           LEHMAN BROTHERS
                                                                           MORTGAGE-BACKED
                                                              CLASS P      SECURITIES INDEX
                                                              -------      ----------------
One Year..................................................    (0.49)%           1.86%
Life of Fund (Inception Date -- 8/24/95)..................     4.29%            6.42%

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                               Prospectus Page 5

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                            ------------------------
        PaineWebber PACE Government Securities Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................      4%    None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................  None          5%     0.75%    None
Exchange Fee................................................  None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              -------   -------   -------   -------
Management Fees.............................................   0.50%     0.50%     0.50%     0.50%
Distribution and/or Service (12b-1) Fees....................   0.25      1.00      0.75      None
Other Expenses*.............................................   0.42      0.44      0.43      0.41
                                                               ----      ----      ----      ----
Total Annual Fund Operating Expenses........................   1.17%     1.94%     1.68%     0.91%
                                                               ====      ====      ====      ====
Management Fee Waiver/Expense Reimbursements**..............   0.06%     0.06%     0.06%     0.06%
                                                               ----      ----      ----      ----
Net Expenses**..............................................   1.11%     1.88%     1.62%     0.85%
                                                               ====      ====      ====      ====

---------
 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 0.85% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $509       $745      $1,007     $1,753
Class B (assuming sale of all shares at end of period)......     691        897       1,236      1,871
Class B (assuming no sale of shares)........................     191        597       1,036      1,871
Class C (assuming sale of all shares at end of period)......     240        518         901      1,977
Class C (assuming no sale of shares)........................     165        518         901      1,977
Class Y.....................................................      87        278         492      1,108

--------------------------------------------------------------------------------
                               Prospectus Page 6

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                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                   PACE Intermediate Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income, consistent with reasonable stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds of varying maturities, but normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in U.S. and foreign government bonds, U.S. and foreign corporate bonds and bonds that are backed by mortgages or other assets. The fund limits its investments to investment grade bonds. The fund also may invest in preferred stocks.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Metropolitan West Asset Management, LLC ("MWAM") to serve as the fund's investment adviser. MWAM decides to buy specific bonds for the fund based on its value added strategies, with the goal of outperforming the Lehman Brothers Intermediate Government Credit Index while maintaining below average volatility. These strategies are anchored by MWAM's long-term economic outlook and include managing interest rate risk through limited duration shifts, yield curve management, diversifying the fund's investments across all permitted investment sectors while overweighting the most attractive sectors, identifying undervalued securities and aggressive execution. MWAM generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which MWAM assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets. See Appendix A for information about the historical performance of private accounts managed by MWAM with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996    3.14%
1997    7.45%
1998    7.36%
1999  (0.11)%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- 6.18%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.17% Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.13)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                          LEHMAN BROTHERS
                                                                           INTERMEDIATE
                                                         CLASS P      GOVERNMENT CREDIT INDEX
                                                       ------------   -----------------------
One Year.............................................    (1.59)%                0.39%
Life of Fund (Inception Date 8/24/95)................     3.41%                 5.74%

--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................      4%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.40%      0.40%      0.40%      0.40%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.39       0.41       0.40       0.38
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.04%      1.81%      1.55%      0.78%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $502       $718      $  951     $1,620
Class B (assuming sale of all shares at end of period)......     684        869       1,180      1,739
Class B (assuming no sale of shares)........................     184        569         980      1,739
Class C (assuming sale of all shares at end of period)......     233        490         845      1,845
Class C (assuming no sale of shares)........................     158        490         845      1,845
Class Y.....................................................      80        249         433        966

--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                    PACE Strategic Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries, including bonds that are backed by mortgages or other assets, and in bonds that are convertible into common stock. The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment adviser. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve, sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996    3.22%
1997   10.19%
1998    8.22%
1999  (2.74)%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- 6.31%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.52%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (2.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                         LEHMAN BROTHERS
                                                                       GOVERNMENT/CORPORATE
                                                          CLASS P             INDEX
                                                        ------------   --------------------
One Year..............................................    (4.19)%             (2.15)%
Life of Fund (Inception Date -- 8/24/95)..............     4.98%               5.84%

--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................      4%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.50%      0.50%      0.50%      0.50%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.40       0.42       0.41       0.39
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.15%      1.92%      1.66%      0.89%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.04%      0.04%      0.04%      0.04%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.11%      1.88%      1.62%      0.85%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 0.85% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $509       $743      $1,000     $1,735
Class B (assuming sale of all shares at end of period)......     691        895       1,229      1,852
Class B (assuming no sale of shares)........................     191        595       1,029      1,852
Class C (assuming sale of all shares at end of period)......     240        515         894      1,958
Class C (assuming no sale of shares)........................     165        515         894      1,958
Class Y.....................................................      87        276         485      1,089

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                    PACE Municipal Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests substantially all of its assets in investment grade municipal bonds of varying maturities. These are bonds and similar securities that are exempt from federal income tax. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment adviser believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the U.S. Treasury or other U.S. government guaranteed securities.

The fund limits its investments in municipal bonds with the lowest investment grade rating to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage its portfolio duration.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Standish, Ayer & Wood, Inc. ("Standish") to serve as the fund's investment adviser. In deciding which securities to buy for the fund, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish may make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the fund's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some municipal bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- POLITICAL RISK -- The fund's investments may be significantly affected by political changes, including legislative proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- RELATED SECURITIES CONCENTRATION RISK -- Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, changes that affect one type of municipal bond may have a significant impact on the value of the fund.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to June 1, 2000, which is the date on which Standish assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets. See Appendix A for information about the performance of a mutual fund and private accounts managed by Standish with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996    4.86%
1997    7.01%
1998    5.39%
1999  (2.14)%

CALENDAR YEAR
Total Return January 1 to September 30, 2000 -- 5.20%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 2.52% Worst quarter during calendar years shown: 2nd quarter, 1999 -- (1.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                            LEHMAN BROTHERS
                                                                          MUNICIPAL FIVE-YEAR
                                                             CLASS P             INDEX
                                                           ------------   -------------------
One Year.................................................    (3.60)%             0.73%
Life of Fund (Inception Date: 8/24/95)...................     3.02%              4.49%

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................      4%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.40%      0.40%      0.40%      0.40%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.50       0.52       0.51       0.49
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.15%      1.92%      1.66%      0.89%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.04%      0.04%      0.04%      0.04%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.11%      1.88%      1.62%      0.85%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 0.85% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $509       $743      $1,000     $1,735
Class B (assuming sale of all shares at end of period)......     691        895       1,229      1,852
Class B (assuming no sale of shares)........................     191        595       1,029      1,852
Class C (assuming sale of all shares at end of period)......     240        515         894      1,958
Class C (assuming no sale of shares)........................     165        515         894      1,958
Class Y.....................................................      87        276         485      1,089

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                      PACE Global Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High total return.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high-grade bonds of governmental and private issuers in the United States and developed foreign countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers in emerging markets, including bonds that are rated below investment grade.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

A portion of the fund's assets normally is invested in bonds of U.S. government and private issuers. The balance of the fund's assets is allocated among bonds of governmental and private issuers in various foreign countries. The fund's investments may include mortgage-backed and asset-backed securities. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Rogge Global Partners plc and Fischer Francis Trees & Watts, Inc. and its affiliates ("FFTW") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between two investment advisers and may change the allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

Rogge Global Partners seeks to invest the fund assets it manages in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund assets it manages.

FFTW seeks to outperform a benchmark, the Lehman Global Aggregate Index (Unhedged), for its share of the fund's assets through an active bond selection process that relies on (1) construction of diversified portfolios,
(2) identifying the most attractive sectors and the most attractive individual securities within those sectors and (3) monitoring portfolio risk with risk management tools. FFTW divides the investment universe into three major blocs (Europe, the United States and Japan) and analyzes in each bloc trends in economic growth, inflation, monetary and fiscal policies. FFTW decides which securities to buy for the fund by looking for investment opportunities where its opinions on the current economic environment of a bloc or country differ from those it judges to be reflected in current market valuations. FFTW generally sells securities when it has identified more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

  Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than than it would for a more diversified fund.

- PREPAYMENT RISK -- The fund's mortgage-backed and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which FFTW assumed day-to-day management of a portion of the fund's assets. Prior to that date, Rogge Global Partners was responsible for managing all the fund's assets. See Appendix A for information about the performance of a mutual fund managed by FFTW with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996    4.59%
1997    1.00%
1998   18.60%
1999  (8.52)%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- (5.43)%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 8.60% Worst quarter during calendar years shown: 1st quarter, 1999 -- (4.83)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                       SALOMON SMITH BARNEY
                                                                         WORLD GOVERNMENT
                                                                            BOND INDEX
                                                          CLASS P           (UNHEDGED)
                                                        ------------   --------------------
One Year..............................................    (9.88)%             (4.27)%
Life of Fund (Inception Date -- 8/24/95)..............     3.10%               4.43%

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................      4%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.59       0.61       0.60       0.58
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.44%      2.21%      1.95%      1.18%
                                                               ====       ====       ====       ====
Management Fee Waivers/Expense Reimbursements**.............   0.23%      0.23%      0.23%      0.23%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.21%      1.98%      1.72%      0.95%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 0.95% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $518       $793      $1,112     $2,016
Class B (assuming sale of all shares at end of period)......     701        946       1,342      2,132
Class B (assuming no sale of shares)........................     201        646       1,142      2,132
Class C (assuming sale of all shares at end of period)......     250        567       1,008      2,237
Class C (assuming no sale of shares)........................     175        567       1,008      2,237
Class Y.....................................................      97        328         603      1,390

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                  PACE Large Company Value Equity Investments

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVES

Capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of U.S. companies that are believed to be undervalued and that have total market capitalizations of $4.0 billion or greater at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a limited extent, in other securities, including stocks of companies with smaller total market capitalizations and convertible bonds that are rated below investment grade. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has selected Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets among the three investment advisers and has initially allocated approximately 50% of the fund's assets to SSgA and approximately 25% each to ICAP and Westwood. Mitchell Hutchins may change this allocation at any time. The relative value of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (E.G., global economic recovery) or company specific (E.G., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Value Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe initially from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to July 1, 2000, when another investment adviser was responsible for managing all the fund's assets. ICAP and Westwood each assumed day-to-day management of a portion of the fund's assets on July 1, 2000 and SSgA assumed day-to-day management of a portion of the fund's assets on October 10, 2000. See
Appendix A for information about the performance of mutual funds and private accounts managed by ICAP and Westwood and the historical performance of private accounts managed by SSgA with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996   25.11%
1997   24.75%
1998   18.36%
1999  (4.14)%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- (1.38)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 16.26%

Worst quarter during calendar years shown: 3rd quarter, 1999 -- (14.40)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                             RUSSELL 1000
                                                                CLASS P      VALUE INDEX
                                                              ------------   ------------
One Year....................................................     (5.57)%         7.35%
Life of Fund (Inception Date--8/24/95)......................     15.20%         20.64%

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.37       0.39       0.38       0.36
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.22%      1.99%      1.98%      0.96%
                                                               ====       ====       ====       ====
Management Fee Waiver*......................................   0.07%      0.07%      0.07%      0.07%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.15%      1.92%      1.91%      0.89%
                                                               ====       ====       ====       ====

---------

 * "Other expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid to SSgA.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $562       $806      $1,077     $1,849
Class B (assuming sale of all shares at end of period)......     695        911       1,259      1,923
Class B (assuming no sale of shares)........................     195        611       1,059      1,923
Class C (assuming sale of all shares at end of period)......     294        607       1,054      2,295
Class C (assuming no sale of shares)........................     194        607       1,054      2,295
Class Y.....................................................      91        292         517      1,165

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                  PACE Large Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth and that have total market capitalizations of $4.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment advisers' selection of stocks for the fund.

The fund may invest, to a limited extent, in other securities, including securities convertible into stocks and stocks of companies with smaller total market capitalizations. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has selected Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between the two investment advisers and has initially allocated approximately 60% of the fund's assets to Alliance Capital and approximately 40% to SSgA. Mitchell Hutchins may change this allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Alliance Capital follows its "disciplined growth" strategy in seeking to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- TECHNOLOGY SECTOR RISK -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Prior to November 10, 1997, another investment manager was responsible for managing all the fund's assets. Alliance Capital assumed day-to-day management of the fund's assets on November 10, 1997, and SSgA assumed day-to-day management of a portion of the fund's assets on October 10, 2000. See Appendix A for information about the composite performance of private accounts managed by SSgA with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996  21.24%
1997  24.79%
1998  40.05%
1999  25.25%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- (1.26)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 31.80% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.42)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                             RUSSELL 1000
                                                                CLASS P      GROWTH INDEX
                                                              ------------   ------------
One Year....................................................     23.38%         33.16%
Life of Fund (Inception Date -- 8/24/95)....................     25.07%         31.22%

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.35       0.37       0.36       0.34
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.20%      1.97%      1.96%      0.94%
                                                               ====       ====       ====       ====
Management Fee Waiver**.....................................   0.06%      0.06%      0.06%      0.06%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.14%      1.91%      1.90%      0.88%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid by Mitchell Hutchins to SSgA.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $561       $802      $1,069     $1,829
Class B (assuming sale of all shares at end of period)......     694        906       1,251      1,903
Class B (assuming no sale of shares)........................     194        606       1,051      1,903
Class C (assuming sale of all shares at end of period)......     293        603       1,046      2,275
Class C (assuming no sale of shares)........................     193        603       1,046      2,275
Class Y.....................................................      90        287         508      1,143

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

               PACE Small/Medium Company Value Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace and that have total market capitalizations of less than $4.0 billion at the time of purchase. These stocks also generally have price-to-earnings (P/E) ratios below the market average. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between the two investment advisers and may change the allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

In managing its share of the fund's assets, ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are under-researched. In deciding which stocks to buy for the fund, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. Regardless of which approach is used to identify stock candidates, ICM also applies fundamental research analysis. ICM generally sells stocks that meet price objectives, no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 4, 1999, when another investment adviser was responsible for managing all the fund's assets. Ariel assumed day-to-day management of a portion of the fund's assets on October 4, 1999, and ICM assumed responsibility for managing a portion of the fund's assets on October 10, 2000. See Appendix A for information about the performance of a mutual fund and private accounts managed by Ariel and the historical performance of private accounts managed by ICM with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996   22.35%
1997   37.26%
1998  (9.34)%
1999  (2.79)%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- 4.00%

Best quarter during calendar years shown: 2nd quarter, 1999 -- 21.25% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (20.00)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                             RUSSELL 2500
                                                                CLASS P      VALUE INDEX
                                                              ------------   ------------
One Year....................................................    (4.24)%          1.49%
Life of Fund (Inception Date -- 8/24/95)....................     7.76%          13.13%

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.42       0.44       0.43       0.41
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.27%      2.04%      2.03%      1.01%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.01%      0.01%      0.01%      0.01%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.26%      2.03%      2.02%      1.00%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 1.00% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $573       $833      $1,114     $1,913
Class B (assuming sale of all shares at end of period)......     706        938       1,296      1,988
Class B (assuming no sale of shares)........................     206        638       1,096      1,988
Class C (assuming sale of all shares at end of period)......     305        635       1,091      2,357
Class C (assuming no sale of shares)........................     205        635       1,091      2,357
Class Y.....................................................     102        320         556      1,234

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

              PACE Small/Medium Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market and that have total market capitalizations of less than $4.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment adviser's selection of stocks for the fund.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Delaware Management Company to serve as the fund's investment adviser. In deciding which stocks to buy for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers the quality of a company's management team and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- TECHNOLOGY SECTOR RISK -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance may be adversely affected by unfavorable developments in the technology sector.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to December 17, 1996, which is the date on which Delaware Management Company assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996   7.36%
1997  21.73%
1998  14.86%
1999  78.75%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- 20.94%

Best quarter during calendar years shown: 4th quarter, 1999 -- 38.15%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (15.44)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                             RUSSELL 2500
                                                                CLASS P      GROWTH INDEX
                                                              ------------   ------------
One Year....................................................     76.09%         55.48%
Life of Fund (Inception Date -- 8/24/95)....................     23.15%         19.95%

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.36       0.38       0.37       0.35
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.21%      1.98%      1.97%      0.95%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $568       $817      $1,085     $1,850
Class B (assuming sale of all shares at end of period)......     701        921       1,268      1,925
Class B (assuming no sale of shares)........................     201        621       1,068      1,925
Class C (assuming sale of all shares at end of period)......     300        618       1,062      2,296
Class C (assuming no sale of shares)........................     200        618       1,062      2,296
Class Y.....................................................      97        303         525      1,166

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                     PACE International Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Martin Currie Inc. to serve as the fund's investment adviser. Martin Currie Inc. looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, Martin Currie Inc. considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system. Martin Currie Inc. generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996  10.30%
1997   9.46%
1998  16.34%
1999  35.65%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- (12.71)%

Best quarter during calendar years shown: 4th quarter, 1999 -- 24.39%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.64)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                              MSCI EUROPE,
                                                                              AUSTRALASIA
                                                                                  AND
                                                                CLASS P      FAR EAST INDEX
                                                              ------------   --------------
One Year....................................................     33.63%          26.96%
Life of Fund (Inception Date -- 8/24/95)....................     15.13%          13.70%

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.70%      0.70%      0.70%      0.70%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.47       0.49       0.48       0.46
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.42%      2.19%      2.18%      1.16%
                                                               ====       ====       ====       ====

---------

* "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $588       $879      $1,191     $2,075
Class B (assuming sale of all shares at end of period)......     722        985       1,375      2,150
Class B (assuming no sale of shares)........................     222        685       1,175      2,150
Class C (assuming sale of all shares at end of period)......     321        682       1,169      2,513
Class C (assuming no sale of shares)........................     221        682       1,169      2,513
Class Y.....................................................     118        368         638      1,409

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

             PACE International Emerging Markets Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISK

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. For example, the fund's investment adviser has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered an emerging market country for purposes of the fund's eligible investments. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Below investment grade securities are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Schroder Investment Management North America Inc. ("SIMNA") to serve as the fund's investment adviser. SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the fund's assets among emerging market countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy for the fund, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates. SIMNA generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers.

- GEOGRAPHIC CONCENTRATION RISK -- To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding during the periods shown. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN

1996     8.52%
1997   (4.72)%
1998  (24.43)%
1999    61.85%

CALENDAR YEAR

Total Return January 1 to September 30, 2000 -- (24.35)%
Best quarter during calendar years shown: 4th quarter, 1999 -- 27.14% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (21.52)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                               MSCI
                                                                             EMERGING
                                                                             MARKETS
                                                                               FREE
                                                                CLASS P       INDEX
                                                              ------------   --------
One Year....................................................     59.43%       66.41%
Life of Fund (Inception Date -- 8/24/95)....................      3.51%        3.14%

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.90%      0.90%      0.90%      0.90%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.86%      0.88%      0.87%      0.85%
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   2.01%      2.78%      2.77%      1.75%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.25%      0.25%      0.25%      0.25%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.76%      2.53%      2.52%      1.50%
                                                               ====       ====       ====       ====

---------
 * "Other Expenses" are estimated based on the "other expenses" of the fund's outstanding Class P shares for the fiscal year ended July 31, 2000, as adjusted to reflect estimated transfer agency expenses for each new class. "Other Expenses" include an administration fee of 0.20% paid by the fund to Mitchell Hutchins.
** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of each new class through December 1, 2002 otherwise would exceed the sum of 1.50% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the new class. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             --------   --------   --------   --------
Class A....................................................    $621      $1,005     $1,439     $2,643
Class B (assuming sale of all shares at end of period).....     756       1,114      1,624      2,717
Class B (assuming no sale of shares).......................     256         814      1,424      2,717
Class C (assuming sale of all shares at end of period).....     355         811      1,419      3,062
Class C (assuming no sale of shares).......................     255         811      1,419      3,062
Class Y....................................................     153         501        901      2,020

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                               Prospectus Page 37
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                     PaineWebber PACE Select Advisors Trust

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

GEOGRAPHIC CONCENTRATION RISK. PACE International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

INDEX STRATEGY RISK. Performance of the portions of PACE Large Company Value Equity Investments and

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                               Prospectus Page 38
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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

PACE Large Company Growth Equity Investments managed by SSgA may deviate from that of an index because of shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by a fund.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the municipal bonds held by PACE Municipal Fixed Income Investments to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

RELATED SECURITIES CONCENTRATION RISK. PACE Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

SINGLE ISSUER CONCENTRATION RISK. PACE Intermediate Fixed Income Investments and PACE Global Fixed Income Investments are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial

--------------------------------------------------------------------------------
                               Prospectus Page 39
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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

TECHNOLOGY SECTOR RISK. PACE Large Company Growth Equity Investments and PACE Small/Medium Company Growth Equity Investments each has invested a significant portion of its assets in stocks of companies in the technology sector. As a result, these funds are more susceptible to the risks that are associated with that sector and their share prices may be more volatile than a fund with a broader range of investments. Individual issuers within the technology sector, as well as the techology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

ADDITIONAL INVESTMENT STRATEGIES

CASH RESERVES; DEFENSIVE POSITIONS. Each fund may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. PACE Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

As vehicles to implement long-term investment strategies, each fund is normally fully invested in accordance with its investment objective and policies. However, with the concurrence of Mitchell Hutchins Asset Management Inc., a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. In addition, each fund may increase its cash reserves in connection with transitioning its portfolio to reflect the investment style and strategies of a new investment adviser. Because these investments provide relatively low income, a defensive or transition position may not be consistent with achieving a fund's investment objective.

In addition, the funds listed below may make the following temporary investments for defensive purposes:

- PACE Municipal Fixed Income Investments may invest without limit in certain taxable securities.

- PACE Global Fixed Income Investments may invest in securities of only one country, including the United States.

- PACE International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on dividends that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund's distributions may have on shareholders.

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                               Prospectus Page 40

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

FLEXIBLE PRICING
The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES - PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments and PACE Global Fixed Income Investments.

                                                                                              REALLOWANCE TO
                                                  SALES CHARGE AS A PERCENTAGE OF:          SELECTED DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE   NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE*
--------------------                            --------------   -------------------   -----------------------------
Less than $100,000............................       4.00%                4.17%                    3.75%
$100,000 to $249,999..........................       3.00                 3.09                     2.75
$250,000 to $499,999..........................       2.25                 2.30                     2.00
$500,000 to $999,999..........................       1.75                 1.78                     1.50
$1,000,000 and over(1)........................       None                 None                     1.00(2)

CLASS A SALES CHARGES - PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments.

                                                                                          REALLOWANCE TO SELECTED
                                                  SALES CHARGE AS A PERCENTAGE OF:              DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE   NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE*
--------------------                            --------------   -------------------   -----------------------------
Less than $50,000.............................       4.50%                4.71%                     4.25%
$50,000 to $99,999............................       4.00                 4.17                      3.75
$100,000 to $249,999..........................       3.50                 3.63                      3.25
$250,000 to $499,999..........................       2.50                 2.56                      2.25
$500,000 to $999,999..........................       1.75                 1.78                      1.50
$1,000,000 and over (1).......................       None                 None                      1.00(2)

---------

*For an initial period ending on or about December 29, 2000, Mitchell Hutchins will reallow the full amount of the sales charge to selected dealers.

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to the dealer.

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                               Prospectus Page 41
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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber or PaineWebber PACE mutual fund. You can combine the value of Class A shares that you own in other PaineWebber or PaineWebber PACE funds and the purchase amount of the Class A shares of the PaineWebber or PaineWebber PACE fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

- your spouse, parents or children under age 21;

- your Individual Retirement Accounts (IRAs);

- certain employee benefit plans, including 401(k) plans;

- a company that you control;

- a trust that you created;

- Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

- accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

- Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;
- Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

  -- you were the Financial Advisor's client at the competing brokerage firm;

  -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

- Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

- Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

- Are a participant in the PaineWebber Members Only-SM- Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

- Acquire these shares through a PaineWebber InsightOne-SM- Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                  PERCENTAGE BY WHICH
IF YOU SELL                      THE SHARES' NET ASSET
SHARES WITHIN:                   VALUE IS MULTIPLIED:
--------------                   ---------------------
1st year since purchase........              5%
2nd year since purchase........              4
3rd year since purchase........              3
4th year since purchase........              2
5th year since purchase........              2
6th year since purchase........              1
7th year since purchase........           None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

- You participate in the Systematic Withdrawal Plan;

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                               Prospectus Page 42
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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

- You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

- You receive a tax-free return of an excess IRA contribution;

- You receive a tax-qualified retirement plan distribution following retirement;

- The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

- The shares are held in trust and the death of the trustee requires liquidation of the trust.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% for fixed income funds and 1% for equity funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

NOTE ON SALES CHARGE WAIVERS REGARDING CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the funds. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.
CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

- Buy shares through PaineWebber's PACE-SM- Multi-Advisor Program;

- Buy $10 million or more of PaineWebber fund shares at any one time;

- Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets;

- Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets; or

- Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares on behalf of that Plan.

Class Y shares do not pay ongoing 12b-1 distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you wish to invest in other PaineWebber or PaineWebber PACE funds, you can do so by:

- Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

- Mailing an application with a check; or

- Opening an account for a PaineWebber PACE fund by exchanging shares from another PaineWebber PACE

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                               Prospectus Page 43
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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

  fund. (It is expected that shareholders will also be able to exchange
  Class A, Class B or Class C shares of a PACE fund for shares of the same class of certain other PaineWebber mutual funds beginning on or about March 1, 2001.)

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
To open an account...........       $1,000
To add to an account.........       $  100

Each fund may waive or reduce these amounts for:

- Employees of PaineWebber or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- The fund's name;

- The fund account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of the other PACE funds offered in this prospectus or of PaineWebber Money Market Fund. You may not exchange Class Y shares. (It is expected that shareholders will also be able to exchange Class A, Class B or Class C shares of a

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                               Prospectus Page 44

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

PACE fund for shares of the same class of certain other PaineWebber mutual funds beginning on or about March 1, 2001.)

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount for the other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

- Your name and address;

- The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

- Your account number;

- How much you are exchanging (by dollar amount or by number of shares to be sold); and

- A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy or sell each fund's shares is based on the next net asset value per share calculated after your order is placed. Each fund calculates its net asset value on days that the New York Stock Exchange is open as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Trust's board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy or sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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                               Prospectus Page 45
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                     PaineWebber PACE Select Advisors Trust

                                   MANAGEMENT

--------------------------------------------------------------------------------

MANAGER AND INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the manager and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is an indirect wholly owned subsidiary of UBS AG.

UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On October 31, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 75 separate portfolios and aggregate assets of approximately $58.3 billion.

Mitchell Hutchins selects investment advisers for the funds, subject to approval of the board, and reviews the performance of those investment advisers.

The funds have received an exemptive order from the SEC to permit the board to select and replace investment advisers and to amend the sub-advisory contracts between Mitchell Hutchins and the investment advisers without obtaining shareholder approval.

ADVISORY FEES

Each fund pays fees to Mitchell Hutchins for administrative and advisory services. The annual contract rate for administrative services is 0.20% of each fund's average daily net assets. The annual contract rate for advisory services varies from 0.40% to 0.90% of a fund's average daily net assets. The following table shows the combined annual fee rate for administrative and advisory services for each fund:

PACE Government Securities Fixed Income
  Investments..........................   0.70%
PACE Intermediate Fixed Income
  Investments..........................   0.60%
PACE Strategic Fixed Income
  Investments..........................   0.70%
PACE Municipal Fixed Income
  Investments..........................   0.60%
PACE Global Fixed Income Investments...   0.80%
PACE Large Company Value Equity
  Investments..........................   0.80%
PACE Large Company Growth Equity
  Investments..........................   0.80%
PACE Small/Medium Company Value Equity
  Investments..........................   0.80%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.80%
PACE International Equity
  Investments..........................   0.90%
PACE International Emerging Markets
  Equity Investments...................   1.10%

During the fiscal year ended July 31, 2000, some of the funds paid Mitchell Hutchins at the lower effective rate shown below because Mitchell Hutchins waived a portion of its fees:

PACE Government Securities Fixed Income
  Investments..........................   0.66%
PACE Intermediate Fixed Income
  Investments..........................   0.59%
PACE Strategic Fixed Income
  Investments..........................   0.66%
PACE Municipal Fixed Income
  Investments..........................   0.56%
PACE Global Fixed Income Investments...   0.57%
PACE Small/Medium Company Value Equity
  Investments..........................   0.79%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.79%
PACE International Emerging Markets
  Equity Investments...................   0.85%

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS AND PACE STRATEGIC FIXED INCOME INVESTMENTS. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser for these funds. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On September 30, 2000, PIMCO had approximately $207 billion in assets under management. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

Since November 1999, Scott Mather, a senior vice president of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Government Securities Fixed Income Investments. Prior to joining PIMCO in 1998, he was associated with Goldman Sachs where he was a trader in the fixed

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                               Prospectus Page 46
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                     PaineWebber PACE Select Advisors Trust

income division and specialized in structuring and trading a broad range of mortgage-backed securities as well as managing a proprietary derivatives position.

Since July 1997, William C. Powers, a managing director of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Strategic Fixed Income Investments. Mr. Powers has been associated with PIMCO since 1991 as a senior member of the fixed income portfolio management group.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS. Metropolitan West Asset Management, LLC ("MWAM") serves as investment adviser for PACE Intermediate Fixed Income Investments. MWAM is located at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025. MWAM was formed in 1996 and, as of September 30, 2000, had over $8.7 billion in fixed income investments under management.

MWAM uses a team approach in advising PACE Intermediate Fixed Income Investments. The team members are Stephen Kane, Laird R. Landmann, Tad Rivelle and Brian H. Loo. All team members have held their fund responsibilities since October 10, 2000.

Mr. Kane has been a portfolio manager with MWAM since August 1996. From November 1995 until July 1996, he was an account manager with PIMCO in Newport Beach, California. Before then, Mr. Kane was a merchant banking associate with Union Bank in Los Angeles, California.

Mr. Landmann has been a managing director and portfolio manager with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Rivelle has been the chief investment officer and a managing director with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Loo has been a portfolio manager and analyst with MWAM since August 1996. From June 1996 until July 1996, Mr. Loo worked as an analyst with Hotchkis and Wiley in Los Angeles, California. Before then, he worked as an analyst with Trust Company of the West (starting in May 1994 while completing a graduate finance degree at Carnegie Mellon University).

PACE MUNICIPAL FIXED INCOME INVESTMENTS. Standish, Ayer & Wood, Inc. ("Standish") serves as investment adviser for PACE Municipal Fixed Income Investments. Standish is located at One Financial Center, Boston, Massachusetts 02111. Standish was founded in 1933 and, as of September 30, 2000, had over $45 billion in assets under management. Christine L. Todd is primarily responsible for the day-to-day management of the fund. She has held her fund responsibilities since June 1, 2000. Ms. Todd is an associate director of Standish. She joined Standish in 1995 from Gannett, Welsh & Kotler, where she was a vice president responsible for municipal bond research and trading.

PACE GLOBAL FIXED INCOME INVESTMENTS. Rogge Global Partners plc and Fischer Francis Trees & Watts, Inc. and its affiliates serve as investment advisers for PACE Global Fixed Income Investments. Rogge Global Partners is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global Partners was organized in 1984 and specializes in global fixed income management. As of September 30, 2000, it had approximately $7.9 billion in assets under management.

Rogge Global Partners uses a team approach in managing the fund's portfolio. The team is lead by Olaf Rogge, the chief investment officer of Rogge Global Partners. Mr. Rogge, who founded Rogge Global Partners in 1984, has been managing global investments for more than 25 years and has held his fund responsibilities since the fund's inception in August 1995.

Other members of the team are John Graham, Richard Bell, Adrian James, Malie Conway and Richard Gray. These team members have held their fund responsibilities since August 1995 except for Ms. Conway, who has held her responsibilities since August 1998, and Mr. Gray, who has held his fund responsibilities since April 1999.

Mr. Graham joined Rogge Global Partners in February 1994 and is currently a director, portfolio manager and analyst. Prior to that time, he served as a senior manager of the multi-currency fixed income investment team at JP Morgan. Mr. Bell joined Rogge Global Partners in June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global Partners in April 1995 and serves as a director, portfolio manager and analyst. From October 1987 through April 1995, Mr. James worked for NatWest Capital Markets, where he was a director and functioned as the international bond economist.

Ms. Conway joined Rogge Global Partners in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset

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                               Prospectus Page 47

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

Management managing U.S., global and short-term mandates. Before joining Rothschild, she spent seven years at JP Morgan where she also managed U.S., global and short-term mandates.

Richard Gray joined Rogge Global Partners in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research of Bank of America (1995-1999) and director, emerging debt research for Nomura International (1994-1995).

Fischer Francis Trees & Watts, Inc. ("FFTW (NY)") is located at 200 Park Avenue, 46th Floor, New York, New York 10166. The addresses for its affiliates are 3 Royal Court, The Royal Exchange, London, EC 3V 3RA for Fischer Francis Trees & Watts (UK); 50 Raffles Place, #22-01 Singapore Land Tower, Singapore 048623 for Fischer Francis Trees & Watts Pte Ltd (Singapore); and Fukoku Seimei Building 21F, 2-2, Uchisaiwaicho 2-chome, Chiyoda-Ku Tokyo 100, for Fischer Francis Trees & Watts KK (Japan). FFTW (Japan) will not assume duties as sub-adviser to the fund until it has completed its registration as an investment adviser with the SEC. The affiliates are either wholly owned subsidiaries of FFTW(NY) or are owned jointly by FFTW(NY) and its parent corporation. FFTW (NY) and its affiliates are referred to collectively as "FFTW." As of September 30, 2000, FFTW and its affiliates had approximately $30 billion in assets under management.

FFTW uses a team approach in which a specific portfolio manager is responsible for managing FFTW's share of the fund's assets and determines the broad risk parameters under which these investments operate, but relies on specialist investment teams to determine specific fund investments. The portfolio manager is David Marmon, a managing director of FFTW. Key members of the team are Liaquat Ahamed, a managing director and chief investment officer of FFTW, and Adnan Akant, Stewart Russell, Richard Williams and Simon Hard, all of whom are managing directors of FFTW. These individuals have held their fund responsibilities since October 10, 2000.

Mr. Marmon joined FFTW in 1990 from Yamaichi International (America) where he was head of futures and options research. His responsibilities at Yamaichi included generating trade ideas, daily analysis of market opportunities and preparing research reports. He was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. He also performed historical and scenario analyses of the futures and options markets for traders and clients. Mr. Marmon began his career in finance as a research analyst on Chase Manhattan's arbitrage and municipal trading desks.

Mr. Ahamed came to FFTW in 1988 after nine years with the World Bank, where he was in charge of the bank's investments in all non-dollar government bond markets. Before assuming responsibility for the management of the non-dollar portfolios, he was responsible for investment and trading in each of the markets, including pounds sterling, Deutsche mark, Japanese yen, Canadian dollars and Australian dollars. In addition, he was involved in providing technical advice to numerous central banks on reserve and liability management. Mr. Ahamed worked initially as an economist at the World Bank, providing economic advice and analyses to senior government officials in numerous developing countries including the Philippines, Korea, Bangladesh and Kenya.

Mr. Akant joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer in 1979. Over the next five years, as a member of the investment department, he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was a member of the investment strategy committee and shares responsibility for formulating and implementing the bank's trading and investment strategy. In 1982, Mr. Akant was promoted to senior investment officer and was the division's deputy in charge of the U.S. dollar portfolio.

Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan. His primary responsibilities included proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds and asset-backed securities. Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities.

Mr. Williams joined FFTW in 1995 from Deutsche Morgan Grenfell, where he worked as an analyst in the fixed-income research department.

Mr. Hard joined FFTW's affiliate in London in 1989 from Mercury Asset Management, the investment management affiliate of S.G. Warburg & Co., LTD (now Warburg Dillon Read). His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar bond

--------------------------------------------------------------------------------
                               Prospectus Page 48

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

portfolios. He was previously first vice president and London branch manager of Julius Baer Investment Management, Inc.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS. Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") serve as investment advisers for PACE Large Company Value Equity Investments. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2000, ICAP had approximately $14.4 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since July 1, 2000.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2000, Westwood had approximately $3.2 billion in assets under management. Susan
M. Byrne, president of Westwood since 1983, is primarily responsible for the day-to-day management of Westwood's share of the fund's assets. Ms. Byrne has held her fund responsibilities since July 1, 2000.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS. Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA") serve as investment advisers for PACE Large Company Growth Equity Investments. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of September 30, 2000 of approximately $388 billion.

Jane Mack Gould is primarily responsible for the day-to-day management of the fund's assets allocated to Alliance Capital and has held her fund responsibilities since November 1997. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS. Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") serve as investment advisers for PACE Small/Medium Company Value Equity Investments. Ariel is located at 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601. It is an investment manager with approximately $4.6 billion in assets under management as of September 30, 2000. Eric T. McKissack is primarily responsible for the day-to-day management of the fund's assets allocated to Ariel and held his fund responsibilities since October 1999. He has been with Ariel since 1986 and is currently its vice chair and co-chief investment officer.

ICM is located at 601 W. Main Avenue, Suite 600, Spokane, WA 99201. Although ICM has been in the investment advisory business since 1981, it has not previously advised mutual funds. As of September 30, 2000, it had approximately
$1.86 billion in assets under management. ICM uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since October 10, 2000. ICM's team is led by Kevin A. Jones, CFA, and James M. Simmons, CFA. Five experienced analysts round out the research team led by Messrs Simmons and Jones.

Mr. Simmons is the founder and chief investment officer of ICM. Mr. Jones is a senior portfolio manager with ICM and has managed small- and mid-cap portfolios since 1997. Prior to his appointment as senior portfolio manager in October 1998, Mr. Jones covered numerous industries as a research analyst. Before joining ICM, Mr. Jones spent time as a portfolio analyst for another Northwest investment adviser and as a financial consultant for two major brokerage firms. He has over 12 years experience in the securities industry.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS. Delaware Management Company serves as investment adviser for PACE Small/Medium Company Growth Equity Investments. Delaware Management is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management Company and its predecessors have been managing funds for affiliated organizations in the financial services industry, including insurance and

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                               Prospectus Page 49

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

investment management, since 1938. As of September 30, 2000, Delaware Management Company and its affiliates had over $80 billion in assets under management.

Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since December 1996. Mr. Frey is a vice president of Delaware Management Company. Prior to joining the group of companies of which Delaware Management Company is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 18 years of experience in the money management business.

In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management team: John A. Heffern, Marshall T. Bassett, Jeffrey Hynoski, Steven Lampe, Lori F. Wachs and Frank Houghton.
Mr. Heffern joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was a senior vice president, equity research at NatWest Securities Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons. Mr. Bassett joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was employed by Morgan Stanley Asset Management's Emerging Growth Group, most recently as a vice president, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. Mr. Hynoski joined Delaware Management Company in 1998 and serves as a vice president. Previously, he held the position of vice president with Bessemer Trust since 1993. Prior to that, he served as an analyst for Lord Abbett and Cowen Asset Management. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry. Ms. Wachs joined Delaware Management Company in 1992 and serves as an assistant vice president. Previously, she was an equity analyst at Goldman Sachs & Company for two years. Mr. Houghton joined Delaware Management Company in 2000 and serves as a senior vice president and portfolio manager. Previously, he was a vice president and a portfolio manager with Lynch & Mayer, a Delaware affiliate, since 1990.

PACE INTERNATIONAL EQUITY INVESTMENTS. Martin Currie Inc. serves as investment adviser for this fund. Martin Currie Inc. is located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EHI 2ES. Martin Currie Inc. and its affiliates are part of one of Scotland's leading independent investment management companies which, since its founding in 1881, has developed an expertise in equity investments. As of September 30, 2000, Martin Currie Inc. and its affiliates had over $10.7 billion in assets under management.

Martin Currie Inc. uses a team approach in the management of the fund's portfolio. The team is led by James Fairweather, who has served as chief investment officer of Martin Currie Inc. since 1997. Mr. Fairweather joined Martin Currie Inc. in 1984 and has served in various investment management capacities since then. He has held his fund responsibilities since its inception in August 1995.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS. Schroder Investment Management North America Inc. serves as investment adviser for this fund. SIMNA is located at 787 Seventh Avenue, New York, New York 10019. SIMNA and its affiliates have developed an expertise in emerging markets investments. As of June 30, 2000, SIMNA had approximately $46 billion in assets under management. As of the same date, SIMNA's ultimate parent, Schroders plc, and its affiliates collectively had approximately $217 billion in assets under management.

All investment decisions for the Fund are made by SIMNA's emerging markets investment committee. The investment committee consists of investment professionals with specific geographic or regional expertise, as well as members responsible for economic analysis and strategy and global stock and sector selection.

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                               Prospectus Page 50

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS, PACE INTERMEDIATE FIXED INCOME INVESTMENTS, PACE STRATEGIC FIXED INCOME INVESTMENTS, PACE MUNICIPAL FIXED INCOME INVESTMENTS AND PACE GLOBAL FIXED INCOME INVESTMENTS normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS, PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY VALUE EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY GROWTH EQUITY INVESTMENTS, PACE INTERNATIONAL EQUITY INVESTMENTS AND PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber if you prefer to receive dividends in cash.

TAXES

PACE MUNICIPAL FIXED INCOME INVESTMENTS seeks to pay dividends that are exempt from federal income tax. However, a portion of its dividends may be subject to state income taxes and its distributions of gain may be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. Any distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you annually how you should treat its dividends for tax purposes.

See the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                               Prospectus Page 51

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand each fund's financial performance for the periods shown. The tables show information for the funds' Class P shares because they were the only class of shares outstanding for the periods shown. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends.

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                                                             PACE
                                                                        GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                  2000        1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  12.10    $  12.59    $  12.61    $  12.07        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment income.......................................        0.73        0.68        0.72        0.64           0.49
Net realized and unrealized gains (losses) from investments
in options and futures......................................        0.01       (0.43)       0.18        0.58           0.03
                                                                --------    --------    --------    --------        -------
Net increase from investment operations.....................        0.74        0.25        0.90        1.22           0.52
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................       (0.75)      (0.71)      (0.72)      (0.63)         (0.44)
Distributions from net realized gains from investments......          --       (0.03)      (0.20)      (0.05)         (0.01)
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (0.75)      (0.74)      (0.92)      (0.68)         (0.45)
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  12.09    $  12.10    $  12.59    $  12.61        $ 12.07
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................        6.36%       2.02%       7.39%      10.42%          4.35%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $198,918    $191,719    $162,119    $101,606        $58,752
Expenses to average net assets, net of fee waivers and
expense reimbursements......................................        0.87%++     0.87%++     0.85%       1.57%++        0.85%*
Expenses to average net assets, before fee waivers and
expense reimbursements......................................        0.91%++     0.93%++     0.95%       1.70%++        1.15%*
Net investment income to average net assets, net of fee
waivers and expense reimbursements..........................        6.12%++     5.49%++     5.90%       5.44%++        5.09%*
Net investment income to average net assets, before fee
waivers and expense reimbursements..........................        6.08%++     5.43%++     5.80%       5.31%++        4.79%*
Portfolio turnover..........................................         585%        418%        353%        712%           978%

-----------

                    +    For the period August 24, 1995 (commencement of operations)
                         through July 31, 1996.
                    *    Annualized.
                   ++    Includes 0.02%, 0.01% and 0.72% of interest expense related to reverse repurchase agreements during the years ended
                         July 31, 2000, July 31, 1999 and July 31, 1997,
                         respectively.
                  (1)    Total investment return is calculated assuming a $10,000
                         investment on the first day of each period reported,
                         reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                         include any applicable sales charges or program fees;
                         results would be lower if they were included. Total
                         investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 52

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                            PACE
                                                                            INTERMEDIATE FIXED INCOME INVESTMENTS
                                                                -------------------------------------------------------------
                                                                           FOR THE YEARS ENDED
                                                                                 JULY 31,                     FOR THE PERIOD
                                                                ------------------------------------------         ENDED
                                                                  2000        1999       1998       1997      JULY 31, 1996+
                                                                --------    --------    -------    -------    ---------------
Net asset value, beginning of period........................    $  11.98    $  12.35    $ 12.23    $ 11.95        $ 12.00
                                                                --------    --------    -------    -------        -------
Net investment income.......................................        0.70        0.63       0.67       0.66           0.53
Net realized and unrealized gains (losses) from investments
  and foreign currency......................................       (0.16)      (0.28)      0.09       0.28          (0.09)
                                                                --------    --------    -------    -------        -------
Net increase from investment operations.....................        0.54        0.35       0.76       0.94           0.44
                                                                --------    --------    -------    -------        -------
Dividends from net investment income........................       (0.70)      (0.64)     (0.64)     (0.66)         (0.48)
Distributions from net realized gains from investments......        0.00++     (0.08)        --         --          (0.01)
                                                                --------    --------    -------    -------        -------
Total dividends and distributions...........................       (0.70)      (0.72)     (0.64)     (0.66)         (0.49)
                                                                --------    --------    -------    -------        -------
Net asset value, end of period..............................    $  11.82    $  11.98    $ 12.35    $ 12.23        $ 11.95
                                                                ========    ========    =======    =======        =======
Total investment return (1).................................        4.74%       2.81%      6.41%      8.14%          3.59%
                                                                ========    ========    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $134,102    $139,043    $99,690    $66,751        $41,273
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.78%       0.80%      0.84%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.79%       0.80%      0.84%      0.99%          1.23%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        5.95%       5.26%      5.60%      5.70%          5.56%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        5.94%       5.26%      5.60%      5.56%          5.18%*
Portfolio turnover..........................................          88%         89%       111%        67%            36%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
++                      The Portfolio made a distribution of less than $0.005 during the period.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 53

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                              STRATEGIC FIXED INCOME INVESTMENTS
                                                                --------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                 JULY 31,                      FOR THE PERIOD
                                                                -------------------------------------------         ENDED
                                                                  2000        1999        1998       1997      JULY 31, 1996+
                                                                --------    --------    --------    -------    ---------------
Net asset value, beginning of period........................    $  12.33    $  13.32    $  13.04    $ 12.44        $ 12.00
                                                                --------    --------    --------    -------        -------
Net investment income.......................................        0.73        0.69        0.69       0.67           0.59
Net realized and unrealized gains (losses) from investments,
  futures, swaps, options and foreign currency..............       (0.13)      (0.64)       0.40       0.70           0.38
                                                                --------    --------    --------    -------        -------
Net increase from investment operations.....................        0.60        0.05        1.09       1.37           0.97
                                                                --------    --------    --------    -------        -------
Dividends from net investment income........................       (0.72)      (0.70)      (0.69)     (0.67)         (0.52)
Distributions from net realized gains from investments......          --       (0.34)      (0.12)     (0.10)         (0.01)
                                                                --------    --------    --------    -------        -------
Total dividends and distributions...........................       (0.72)      (1.04)      (0.81)     (0.77)         (0.53)
                                                                --------    --------    --------    -------        -------
Net asset value, end of period..............................    $  12.21    $  12.33    $  13.32    $ 13.04        $ 12.44
                                                                ========    ========    ========    =======        =======
Total investment return (1).................................        5.08%       0.21%       8.66%     11.35%          8.15%
                                                                ========    ========    ========    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $234,748    $222,214    $126,880    $75,174        $42,550
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.85%       0.88%++     0.85%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.89%       0.92%++     0.94%      1.10%          1.40%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        6.04%       5.51%++     5.49%      5.69%          5.85%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        6.00%       5.47%++     5.40%      5.44%          5.30%*
Portfolio turnover..........................................         391%        202%        234%       357%           166%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
++                      Includes 0.03% of interest expense related to reverse
                        repurchase agreements for the year ended July 31, 1999.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 54

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                           PACE
                                                                            MUNICIPAL FIXED INCOME INVESTMENTS
                                                                -----------------------------------------------------------
                                                                          FOR THE YEARS ENDED
                                                                                JULY 31,                    FOR THE PERIOD
                                                                ----------------------------------------         ENDED
                                                                 2000#      1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    -------    ---------------
Net asset value, beginning of period........................    $ 12.44    $ 12.70    $ 12.67    $ 12.32        $ 12.00
                                                                -------    -------    -------    -------        -------
Net investment income.......................................       0.57       0.56       0.58       0.61           0.49
Net realized and unrealized gains (losses) from
  investments...............................................      (0.29)     (0.26)      0.02       0.38           0.27
                                                                -------    -------    -------    -------        -------
Net increase from investment operations.....................       0.28       0.30       0.60       0.99           0.76
                                                                -------    -------    -------    -------        -------
Dividends from net investment income........................      (0.57)     (0.56)     (0.57)     (0.61)         (0.43)
Distributions from net realized gains from investments......         --         --         --      (0.03)         (0.01)
                                                                -------    -------    -------    -------        -------
Total dividends and distributions...........................      (0.57)     (0.56)     (0.57)     (0.64)         (0.44)
                                                                -------    -------    -------    -------        -------
Net asset value, end of period..............................    $ 12.15    $ 12.44    $ 12.70    $ 12.67        $ 12.32
                                                                =======    =======    =======    =======        =======
Total investment return (1).................................       2.37%      2.34%      4.87%      8.30%          6.38%
                                                                =======    =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $53,594    $56,659    $51,638    $34,292        $17,765
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................       0.85%      0.85%      0.85%      0.85%          0.85%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................       0.89%      0.89%      0.93%      1.40%          1.74%*
Net investment income to average net assets, net of
  fee waivers and expense reimbursements....................       4.68%      4.42%      4.67%      5.08%          4.95%*
Net investment income to average net assets, before
  fee waivers and expense reimbursements....................       4.64%      4.38%      4.59%      4.53%          4.07%*
Portfolio turnover..........................................         33%        11%        34%        15%            78%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
#                       Sub-investment advisory functions for this portfolio were
                        transferred from Deutsche Asset Management, Inc. to
                        Standish, Ayer and Wood, Inc. on June 1, 2000.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 55

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                            PACE
                                                                               GLOBAL FIXED INCOME INVESTMENTS
                                                                -------------------------------------------------------------
                                                                           FOR THE YEARS ENDED
                                                                                 JULY 31,                     FOR THE PERIOD
                                                                ------------------------------------------         ENDED
                                                                  2000        1999       1998       1997      JULY 31, 1996+
                                                                --------    --------    -------    -------    ---------------
Net asset value, beginning of period........................    $  11.82    $  12.25    $ 12.17    $ 12.33        $ 12.00
                                                                --------    --------    -------    -------        -------
Net investment income.......................................        0.53        0.65       0.62       0.64           0.53
Net realized and unrealized gains (losses) from investments
  and foreign currency......................................       (1.10)       0.20      (0.03)     (0.21)          0.27
                                                                --------    --------    -------    -------        -------
Net increase (decrease) from investment operations..........       (0.57)       0.85       0.59       0.43           0.80
                                                                --------    --------    -------    -------        -------
Dividends from net investment income and foreign currency...       (0.42)      (0.81)     (0.40)     (0.51)         (0.46)
Distributions from net realized gains from investments......       (0.09)      (0.47)     (0.11)     (0.08)         (0.01)
Dividend from paid in capital...............................       (0.06)      --         --         --           --
                                                                --------    --------    -------    -------        -------
Total dividends and distributions...........................       (0.57)      (1.28)     (0.51)     (0.59)         (0.47)
                                                                --------    --------    -------    -------        -------
Net asset value, end of period..............................    $  10.68    $  11.82    $ 12.25    $ 12.17        $ 12.33
                                                                ========    ========    =======    =======        =======
Total investment return (1).................................       (4.97)%      6.49%      4.88%      3.54%          6.68%
                                                                ========    ========    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $100,831    $101,143    $88,838    $60,279        $38,296
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.95%       0.95%      0.95%      0.95%          0.95%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        1.18%       1.17%      1.23%      1.29%          1.61%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        4.50%       4.57%      5.10%      5.36%          5.24%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        4.27%       4.35%      4.82%      5.02%          4.58%*
Portfolio turnover..........................................         170%        226%       125%       270%           197%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 56

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                            LARGE COMPANY VALUE EQUITY INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                 2000#        1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  21.14    $  20.27    $  20.03    $  14.07        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment income.......................................        0.15        0.13        0.14        0.11           0.12
Net realized and unrealized gains (losses) from investments
  and futures...............................................       (3.17)       2.34        1.63        6.61           2.02
                                                                --------    --------    --------    --------        -------
Net increase (decrease) from investment operations..........       (3.02)       2.47        1.77        6.72           2.14
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................       (0.14)      (0.14)      (0.14)      (0.11)         (0.05)
Distributions from net realized gains from investments......       (1.63)      (1.46)      (1.39)      (0.65)         (0.02)
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (1.77)      (1.60)      (1.53)      (0.76)         (0.07)
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  16.35    $  21.14    $  20.27    $  20.03        $ 14.07
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................      (14.74)%     12.82%       9.89%      49.13%         17.90%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $335,294    $375,465    $266,354    $180,807        $80,897
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.96%       0.96%       0.98%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.96%       0.96%       0.98%       1.06%          1.40%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        0.85%       0.71%       0.82%       0.81%          1.22%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        0.85%       0.71%       0.82%       0.75%          0.82%*
Portfolio turnover..........................................         195%         40%         34%         46%            38%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
#                       Sub-investment advisory functions for this portfolio were
                        transferred from Brinson Partners, Inc. to Institutional
                        Capital Corp. and Westwood Management Corp. on July 1, 2000.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 57

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                            LARGE COMPANY GROWTH EQUITY INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                  2000        1999       1998#        1997      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  25.88    $  22.99    $  19.28    $  13.27        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment income (loss)................................       (0.12)      (0.05)      (0.03)       0.03           0.03
Net realized and unrealized gains from investments..........        4.69        4.44        4.79        6.01           1.26
                                                                --------    --------    --------    --------        -------
Net increase from investment operations.....................        4.57        4.39        4.76        6.04           1.29
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................          --          --       (0.01)      (0.03)         (0.02)
Distributions from net realized gains from investments......       (0.75)      (1.50)      (1.04)         --             --
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (0.75)      (1.50)      (1.05)      (0.03)         (0.02)
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  29.70    $  25.88    $  22.99    $  19.28        $ 13.27
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................       17.76%      19.66%      26.40%      45.61%         10.76%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $436,806    $379,988    $275,461    $160,334        $69,248
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.94%       0.97%       1.00%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.94%       0.97%       1.02%       1.05%          1.33%*
Net investment income (loss) to average net assets, net of
  fee waivers and expense reimbursements....................       (0.42)%     (0.24)%     (0.14)%      0.22%          0.33%*
Net investment income (loss) to average net assets, before
  fee waivers and expense reimbursements....................       (0.42)%     (0.24)%     (0.16)%      0.17%         (0.01)%*
Portfolio turnover..........................................          59%         43%        102%         73%            65%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
#                       Sub-investment advisory functions for this portfolio were
                        transferred from Chancellor LGT Asset Management, Inc. to
                        Alliance Capital Management L.P. on November 10, 1997.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 58

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                         SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                 2000#        1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  15.75    $  17.39    $  17.52    $  12.29        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment income.......................................        0.10        0.06        0.10        0.12           0.10
Net realized and unrealized gains (losses) from
  investments...............................................       (1.79)      (0.06)       1.14        5.55           0.23
                                                                --------    --------    --------    --------        -------
Net increase (decrease) from investment operations..........       (1.69)       0.00        1.24        5.67           0.33
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................       (0.06)      (0.09)      (0.13)      (0.10)         (0.04)
Distributions from net realized gains from investments......       (0.67)      (1.55)      (1.24)      (0.34)            --
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (0.73)      (1.64)      (1.37)      (0.44)         (0.04)
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  13.33    $  15.75    $  17.39    $  17.52        $ 12.29
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................      (10.59)%      1.16%       6.97%      46.99%          2.76%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $213,749    $206,131    $183,558    $135,047        $63,894
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        1.00%       1.00%       0.99%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        1.01%       1.01%       1.00%       1.12%          1.51%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        0.77%       0.42%       0.61%       1.00%          1.07%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        0.76%       0.41%       0.60%       0.88%          0.56%*
Portfolio turnover..........................................          83%         57%         42%         39%            30%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
#                       As of October 4, 1999, Ariel Capital Management Inc.,
                        sub-advises a portion of the Portfolio. Brandywine Asset
                        Management, Inc. continued to sub-advise a portion of the
                        Portfolio.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 59

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                        SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                  2000        1999        1998       1997#      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  20.62    $  15.80    $  14.44    $  11.20        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment loss.........................................       (0.19)      (0.08)      (0.03)      (0.02)         (0.00)**
Net realized and unrealized gains (losses) from
  investments...............................................       12.58        5.28        2.03        3.26          (0.78)
                                                                --------    --------    --------    --------        -------
Net increase (decrease) from investment operations..........       12.39        5.20        2.00        3.24          (0.78)
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................          --          --          --          --          (0.02)
Distributions from net realized gains from investments......       (2.74)      (0.38)      (0.64)         --             --
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (2.74)      (0.38)      (0.64)         --          (0.02)
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  30.27    $  20.62    $  15.80    $  14.44        $ 11.20
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................       62.30%      33.62%      14.44%      28.93%         (6.55)%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $319,571    $265,405    $198,855    $125,609        $63,364
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        0.95%       1.00%       1.00%       1.00%          1.00%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        0.96%       1.01%       1.03%       1.08%          1.27%*
Net investment loss to average net assets, net of fee
  waivers and expense reimbursements........................       (0.64)%     (0.48)%     (0.20)%     (0.21)%        (0.14)%*
Net investment loss to average net assets, before fee
  waivers and expense reimbursements........................       (0.65)%     (0.49)%     (0.23)%     (0.29)%        (0.41)%*
Portfolio turnover..........................................          81%        102%        131%        247%           115%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
**                      Amount is less than ($0.005) per share.
#                       Sub-investment advisory functions for this portfolio were
                        transferred from Westfield Capital Management Company, Inc.
                        to Delaware Management Company, Inc. on December 17, 1996.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 60

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                             PACE
                                                                               INTERNATIONAL EQUITY INVESTMENTS
                                                                ---------------------------------------------------------------
                                                                            FOR THE YEARS ENDED
                                                                                  JULY 31,                      FOR THE PERIOD
                                                                --------------------------------------------         ENDED
                                                                  2000        1999        1998        1997      JULY 31, 1996+
                                                                --------    --------    --------    --------    ---------------
Net asset value, beginning of period........................    $  17.18    $  16.54    $  15.66    $  12.79        $ 12.00
                                                                --------    --------    --------    --------        -------
Net investment income.......................................        0.07        0.07        0.16        0.10           0.12
Net realized and unrealized gains from investments and
  foreign currency..........................................        2.51        1.10        1.20        2.97           0.73
                                                                --------    --------    --------    --------        -------
Net increase from investment operations.....................        2.58        1.17        1.36        3.07           0.85
                                                                --------    --------    --------    --------        -------
Dividends from net investment income........................       (0.12)      (0.19)      (0.16)      (0.13)         (0.06)
Distributions from net realized gains from investments......       (1.02)      (0.34)      (0.32)      (0.07)            --
                                                                --------    --------    --------    --------        -------
Total dividends and distributions...........................       (1.14)      (0.53)      (0.48)      (0.20)         (0.06)
                                                                --------    --------    --------    --------        -------
Capital contribution from Sub-Adviser.......................        0.05          --          --          --             --
                                                                --------    --------    --------    --------        -------
Net asset value, end of period..............................    $  18.67    $  17.18    $  16.54    $  15.66        $ 12.79
                                                                ========    ========    ========    ========        =======
Total investment return (1).................................       14.91%       7.33%       9.27%      24.30%          7.08%
                                                                ========    ========    ========    ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $246,452    $214,017    $164,477    $102,979        $45,331
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................        1.16%       1.22%       1.21%       1.35%          1.50%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................        1.16%       1.22%       1.21%       1.35%          1.81%*
Net investment income to average net assets, net of fee
  waivers and expense reimbursements........................        0.37%       0.53%       1.14%       0.95%          1.35%*
Net investment income to average net assets, before fee
  waivers and expense reimbursements........................        0.37%       0.53%       1.14%       0.95%          1.04%*
Portfolio turnover..........................................          72%         89%         56%         55%            25%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized. If not for the sub-adviser's capital
                        contribution of approximately $0.05 per share, the total
                        return for the year ended July 31, 2000 would have been
                        14.6%.

--------------------------------------------------------------------------------
                               Prospectus Page 61

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                                           PACE
                                                                     INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
                                                                -----------------------------------------------------------
                                                                          FOR THE YEARS ENDED
                                                                                JULY 31,                    FOR THE PERIOD
                                                                ----------------------------------------         ENDED
                                                                 2000       1999       1998       1997      JULY 31, 1996+
                                                                -------    -------    -------    -------    ---------------
Net asset value, beginning of period........................    $ 12.05    $ 10.41    $ 15.60    $ 12.49        $ 12.00
                                                                -------    -------    -------    -------        -------
Net investment income (loss)................................      (0.01)      0.09       0.09       0.06           0.07
Net realized and unrealized gains (losses) from investments
  and foreign currency......................................       0.02       1.62      (5.23)      3.09           0.44
                                                                -------    -------    -------    -------        -------
Net increase (decrease) from investment operations..........       0.01       1.71      (5.14)      3.15           0.51
                                                                -------    -------    -------    -------        -------
Dividends from net investment income........................      (0.10)     (0.07)     (0.05)     (0.04)         (0.02)
                                                                -------    -------    -------    -------        -------
Net asset value, end of period..............................    $ 11.96    $ 12.05    $ 10.41    $ 15.60        $ 12.49
                                                                =======    =======    =======    =======        =======
Total investment return (1).................................      (0.02)%    16.66%    (32.99)%    25.31%          4.23%
                                                                =======    =======    =======    =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...........................    $82,179    $88,497    $63,237    $54,759        $25,481
Expenses to average net assets, net of fee waivers and
  expense reimbursements....................................       1.50%      1.50%      1.50%      1.50%          1.50%*
Expenses to average net assets, before fee waivers and
  expense reimbursements....................................       1.75%      1.79%      1.79%      2.09%          2.35%*
Net investment income (loss) to average net assets, net of
  fee waivers and expense reimbursements....................      (0.08)%     1.05%      0.98%      0.63%          0.94%*
Net investment income (loss) to average net assets, before
  fee waivers and expense reimbursements....................      (0.33)%     0.76%      0.69%      0.04%          0.08%*
Portfolio turnover..........................................        115%        66%        51%        39%            22%

------------------------

+                       For the period August 24, 1995 (commencement of operations)
                        through July 31, 1996.
*                       Annualized.
(1)                     Total investment return is calculated assuming a $10,000
                        investment on the first day of each period reported,
                        reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not
                        include any applicable sales charges or program fees;
                        results would be lower if they were included. Total
                        investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 62

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                   APPENDIX A

              PERFORMANCE INFORMATION FOR NEW INVESTMENT ADVISERS

Certain PACE funds have recently undergone a change in investment advisers. To assist prospective and existing shareholders in making an informed investment decision, this Appendix provides performance information about comparable mutual funds, and/or a composite of all advisory accounts, managed by these new investment advisers in a substantially similar manner to the way in which the investment adviser manages the respective PACE Fund's assets ("Related Performance Information").

Where an investment adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of a PACE fund, the Comparable Fund's average total return is presented in accordance with SEC performance rules (shown both before and after deducting any applicable fund sales charges). Where an investment adviser manages advisory accounts in a manner that is substantially similar to the way in which it manages a PACE fund's assets, this appendix presents the composite performance of all those accounts ("Account Composite Performance"), calculated in accordance with the recommended standards of the Association of Investment Management and Research ("AIMR") (shown both before and after deducting the maximum annual PACE Program fee). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The Account Composite Performance was obtained from the records maintained by the respective investment adviser and adjusted by Mitchell Hutchins to reflect the fees and expenses of the corresponding PACE fund. Where applicable, both Comparable Fund and Account Composite Performance is included. The performance of the corresponding PACE fund is shown for Class P shares both before and after deducting the maximum annual PACE Program fee. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided as well.

Finally, please note that:

- Related Performance Information is not the PACE fund's own historical performance and is not necessarily an indication of the corresponding PACE fund's future performance. This is particularly true for Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

- As more fully described below, certain investment advisers for which we have included Related Performance Information manage only a portion of a PACE fund's assets. THUS, THE FUTURE PERFORMANCE OF EACH INVESTMENT ADVISER WILL IMPACT THE PERFORMANCE OF THE RESPECTIVE PACE FUND ONLY FOR THAT PORTION OF THE ASSETS IT MANAGES. The percentage of a PACE fund's assets that is allocated to a particular investment adviser can be changed by Mitchell Hutchins at any time.

- Any investment adviser may be replaced at any time by Mitchell Hutchins, subject to approval by the PACE fund's board of trustees. No shareholder vote is required. THIS MANAGEMENT STRUCTURE MAY RESULT IN MORE FREQUENT TURNOVER OF INVESTMENT ADVISERS THAN OTHER FUNDS THAT TYPICALLY MUST SEEK SHAREHOLDER APPROVAL BEFORE MAKING SUCH A CHANGE.

--------------------------------------------------------------------------------
                              Prospectus Page A-1

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

1. PACE INTERMEDIATE FIXED INCOME INVESTMENTS

Account Composite Performance for Metropolitan West Asset Management LLC ("MWAM"), a new investment adviser to the fund, is provided below. Prior to October 10, 2000, all of the fund's assets were managed by a different investment adviser.

                                                                        PACE INTERMEDIATE    PACE INTERMEDIATE
                                                                           FIXED INCOME         FIXED INCOME
                                                           MWAM            INVESTMENTS          INVESTMENTS
                                        MWAM          COMPOSITE AS OF   CLASS P SHARES AS    CLASS P SHARES AS    LEHMAN BROTHERS
                                   COMPOSITE AS OF        9/30/00        OF 9/30/00 (WITH        OF 9/30/00        INTERMEDIATE
                                    9/30/00 (WITH      (WITHOUT PACE       PACE PROGRAM        (WITHOUT PACE        GOVERNMENT
                                  PACE PROGRAM FEE)    PROGRAM FEE)            FEE)             PROGRAM FEE)       CREDIT INDEX
                                  -----------------   ---------------   ------------------   ------------------   ---------------
YTD (1/1/00 - 9/30/00)..........        4.81%              5.99%              5.00%                6.18%               6.19%
1 Year..........................        4.59%              6.16%              4.51%                6.09%               6.25%
3 Years.........................        4.59%              6.17%              3.58%                5.15%               5.69%
5 Years.........................         N/A                N/A               3.65%                5.21%               6.08%
Since inception (8/24/95) of
 Class P shares PACE fund.......         N/A                N/A               3.89%                5.46%               6.12%

2. PACE MUNICIPAL FIXED INCOME INVESTMENTS

Account Composite Performance and performance for the only Comparable Mutual Fund advised by Standish, Ayer & Wood, Inc., a new investment adviser to the fund, is provided below. Prior to June 1, 2000, all of the fund's assets were managed by a different investment adviser.

                                                                                                                         PACE
                                                                                                       PACE            MUNICIPAL
                                                                    STANDISH        STANDISH         MUNICIPAL       FIXED INCOME
                            STANDISH, AYER &   STANDISH, AYER &   INTERMEDIATE    INTERMEDIATE     FIXED INCOME       INVESTMENTS
                               WOOD, INC.         WOOD, INC.       TAX EXEMPT      TAX EXEMPT       INVESTMENTS     CLASS P SHARES
                            COMPOSITE AS OF    COMPOSITE AS OF    BOND FUND AS    BOND FUND AS    CLASS P SHARES     AS OF 9/30/00
                             9/30/00 (WITH     9/30/00 (WITHOUT    OF 9/30/00      OF 9/30/00      AS OF 9/30/00       (WITHOUT
                              PACE PROGRAM       PACE PROGRAM     (WITH SALES    (WITHOUT SALES     (WITH PACE           PACE
                                  FEE)               FEE)           CHARGES)        CHARGES)       PROGRAM FEE)      PROGRAM FEE)
                            ----------------   ----------------   ------------   --------------   ---------------   ---------------
YTD (1/1/00 - 9/30/00)....       3.85%              5.01%             N/A             5.12%            4.02%             5.20%
1 Year....................       3.27%              4.81%             N/A             4.93%            2.84%             4.39%
3 Years...................       2.23%              3.76%             N/A             3.90%            1.94%             3.48%
5 Years...................       3.15%              4.70%             N/A             5.03%            3.29%             4.85%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................        N/A                N/A              N/A             5.06%            3.37%             4.93%


                              LEHMAN
                            MUNICIPAL
                            FIVE YEAR
                            BOND INDEX
                            ----------
YTD (1/1/00 - 9/30/00)....    4.80%
1 Year....................    4.81%
3 Years...................    4.36%
5 Years...................    4.82%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................    4.79%

3. PACE GLOBAL FIXED INCOME INVESTMENTS

Performance for the Comparable Mutual Fund managed by Fischer Francis Trees & Watts, Inc. and its affiliates ("FFTW"), a new investment adviser to the fund, is provided below. Prior to October 10, 2000, all of PACE Global Fixed Income Investments' assets were managed by Rogge Global Partners plc ("Rogge Global Partners"). As of October 10, 2000, Rogge Global Partners manages approximately 50% of the fund's assets and FFTW manages approximately 50% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                           PACE GLOBAL
                                                                           PACE GLOBAL    FIXED INCOME
                                                                           FIXED INCOME    INVESTMENTS
                                              FFTW             FFTW        INVESTMENTS       CLASS P
                                            WORLDWIDE       WORLDWIDE        CLASS P         SHARES         LEHMAN
                                            PORTFOLIO      PORTFOLIO AS    SHARES AS OF   AS OF 9/30/00     GLOBAL     SSB WORLD
                                          AS OF 9/30/00     OF 9/30/00       9/30/00        (WITHOUT      AGGREGATE    GOVT BOND
                                           (WITH SALES    (WITHOUT SALES    (WITH PACE        PACE        BOND INDEX     INDEX
                                            CHARGES)         CHARGES)      PROGRAM FEE)   PROGRAM FEE)    (UNHEDGED)   (UNHEDGED)
                                          -------------   --------------   ------------   -------------   ----------   ----------
YTD (1/1/00 - 9/30/00)..................       N/A            (1.16)%        (6.49)%         (5.43)%       (0.60)%      (2.60)%
1 Year..................................       N/A            (2.30)%        (8.68)%         (7.29)%       (2.17)%      (3.90)%
3 Years.................................       N/A             3.04 %        (0.79)%          0.71 %        2.84 %       2.52 %
5 Years.................................       N/A             4.28 %         0.88 %          2.41 %        3.93 %       2.83 %
Since inception (8/24/95) of Class P
 shares PACE fund.......................       N/A             4.62 %         1.30 %          2.83 %        4.24 %       3.23 %

--------------------------------------------------------------------------------
                              Prospectus Page A-2

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

4. PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

Related Performance Information for Institutional Capital Corp. ("ICAP"), Westwood Management Corporation ("Westwood"), and State Street Global Advisors ("SSgA"), the investment advisers to the fund, is set forth below.

Prior to July 1, 2000, all of the fund's assets were managed by a different investment adviser. As of July 1, 2000, ICAP and Westwood each managed approximately 50% of the fund's assets. As of October 10, 2000, ICAP and Westwood each manages approximately 25% of the fund's assets and SSgA manages approximately 50% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                       PACE LARGE        PACE LARGE
                                                                                      COMPANY VALUE     COMPANY VALUE
                                                                                         EQUITY            EQUITY
                                                                                       INVESTMENTS       INVESTMENTS
                                              SSGA COMPOSITE        SSGA COMPOSITE   CLASS P SHARES    CLASS P SHARES    RUSSELL
                                              AS OF 9/30/00         AS OF 9/30/00     AS OF 9/30/00     AS OF 9/30/00      1000
                                                (WITH PACE          (WITHOUT PACE      (WITH PACE       (WITHOUT PACE     VALUE
                                               PROGRAM FEE)          PROGRAM FEE)     PROGRAM FEE)      PROGRAM FEE)      INDEX
                                         ------------------------   --------------   ---------------   ---------------   --------
YTD (1/1/00 - 9/30/00).................                     3.91%        5.08%           (2.48)%           (1.38)%         3.30%
1 Year.................................                     8.69%       10.32%           (1.45)%            0.04 %         8.91%
3 Years................................                     7.75%        9.37%            1.86 %            3.40 %        10.23%
5 Years................................                    17.78%       19.57%           11.62 %           13.31 %        17.59%
Since inception (8/24/95) of Class P
 shares PACE fund......................                    18.25%       20.01%           12.27 %           13.97 %        18.10%

                                                                                                      PACE LARGE
                                                                                                    COMPANY VALUE
                                                   ICAP                                                 EQUITY
                                   ICAP        COMPOSITE AS                       ICAP EQUITY        INVESTMENTS
                               COMPOSITE AS     OF 9/30/00       ICAP EQUITY      PORTFOLIO AS    CLASS P SHARES AS
                                OF 9/30/00       (WITHOUT      PORTFOLIO AS OF     OF 9/30/00      OF 9/30/00 (WITH
                                (WITH PACE         PACE         9/30/00 (WITH    (WITHOUT SALES      PACE PROGRAM
                               PROGRAM FEE)    PROGRAM FEE)    SALES CHARGES)       CHARGES)             FEE)
                               -------------   -------------   ---------------   --------------   ------------------
YTD (1/1/00 - 9/30/00).......     (0.73)%          0.39%              N/A             2.01%             (2.48)%
1 Year.......................      8.62 %         10.23%              N/A            12.34%             (1.45)%
3 Years......................      6.28 %          7.87%              N/A             8.88%              1.86 %
5 Years......................     14.96 %         16.65%              N/A            17.29%             11.62 %
Since inception (8/24/95) of
 Class P shares PACE fund....       N/A             N/A               N/A            17.98%             12.27 %

                                 PACE LARGE
                                COMPANY VALUE
                                   EQUITY
                                 INVESTMENTS
                               CLASS P SHARES            RUSSELL
                                AS OF 9/30/00              1000
                                (WITHOUT PACE             VALUE
                                PROGRAM FEE)              INDEX
                               ---------------   ------------------------
YTD (1/1/00 - 9/30/00).......      (1.38)%                          3.30%
1 Year.......................       0.04 %                          8.91%
3 Years......................       3.40 %                         10.23%
5 Years......................      13.31 %                         17.59%
Since inception (8/24/95) of
 Class P shares PACE fund....      13.97 %                         18.10%

                                                                                                     PACE LARGE
                                                                                    GABELLI            COMPANY
                                                                                    WESTWOOD        VALUE EQUITY
                              WESTWOOD         WESTWOOD      GABELLI WESTWOOD     EQUITY FUND        INVESTMENTS
                          COMPOSITE AS OF    COMPOSITE AS      EQUITY FUND      (A SHARES) AS OF   CLASS P SHARES
                           9/30/00 (WITH      OF 9/30/00     (A SHARES) AS OF       9/30/00         AS OF 9/30/00
                            PACE PROGRAM     (WITHOUT PACE    9/30/00 (WITH      (WITHOUT SALES      (WITH PACE
                                FEE)         PROGRAM FEE)     SALES CHARGES)        CHARGES)        PROGRAM FEE)
                          ----------------   -------------   ----------------   ----------------   ---------------
YTD (1/1/00 -
 9/30/00)...............        7.22%            8.40%             3.76%              8.08%             (2.48)%
1 Year..................       15.28%           16.96%            14.21%             18.98%             (1.45)%
3 Years.................       12.25%           13.91%            10.28%             11.79%              1.86 %
5 Years.................       20.21%           21.95%            18.74%             19.71%             11.62 %
Since inception
 (8/24/95) of Class P
 shares PACE fund.......         N/A              N/A             19.02%             19.98%             12.27 %

                            PACE LARGE
                           COMPANY VALUE
                              EQUITY
                            INVESTMENTS
                          CLASS P SHARES    RUSSELL
                           AS OF 9/30/00      1000
                           (WITHOUT PACE     VALUE
                           PROGRAM FEE)      INDEX
                          ---------------   --------
YTD (1/1/00 -
 9/30/00)...............      (1.38)%         3.30%
1 Year..................       0.04 %         8.91%
3 Years.................       3.40 %        10.23%
5 Years.................      13.31 %        17.59%
Since inception
 (8/24/95) of Class P
 shares PACE fund.......      13.97 %        18.10%

--------------------------------------------------------------------------------
                              Prospectus Page A-3

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

5. PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

Account Composite performance for State Street Global Advisors ("SSgA"), an investment adviser of the fund, is set forth below.

Prior to October 10, 2000, all of the fund's assets were managed by Alliance Capital Management L.P. ("Alliance Capital"). As of October 10, 2000, Alliance Capital manages approximately 60% of the fund's assets and SSgA manages approximately 40% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                     PACE LARGE          PACE LARGE
                                                                                   COMPANY GROWTH      COMPANY GROWTH
                                                                                       EQUITY              EQUITY
                                                                                    INVESTMENTS         INVESTMENTS
                                               SSGA COMPOSITE   SSGA COMPOSITE   CLASS P SHARES AS     CLASS P SHARES    RUSSELL
                                               AS OF 9/30/00    AS OF 9/30/00     OF 9/30/00 (WITH     AS OF 9/30/00       1000
                                                 (WITH PACE     (WITHOUT PACE       PACE PROGRAM       (WITHOUT PACE      GROWTH
                                                PROGRAM FEE)     PROGRAM FEE)           FEE)            PROGRAM FEE)      INDEX
                                               --------------   --------------   ------------------   ----------------   --------
YTD (1/1/00 - 9/30/00).......................     (5.74)%          (4.66)%            (2.37)%                  (1.26)%    (1.37)%
1 Year.......................................      15.91%           17.64%            15.06 %                  16.80 %    23.43 %
3 Years......................................      19.03%           20.81%            18.59 %                  20.39 %    22.74 %
5 Years......................................      22.49%           24.31%            20.12 %                  21.94 %    25.07 %
Since inception (8/24/95) of Class P shares
 PACE fund...................................      22.90%           24.73%            20.46 %                  22.28 %    25.72 %

6. PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

Performance for ICM Asset Management, Inc. ("ICM") and Ariel Capital Management Inc. ("Ariel"), each an investment adviser of the fund, is set forth below. Prior to October 4, 1999, all of the fund's assets were managed by a different investment adviser. As of October 4, 1999, the former investment adviser and Ariel Capital Management, Inc. ("Ariel") each managed a portion of the fund's assets. As of October 10, 2000, Ariel and ICM each initially manages approximately 50% of the fund 's assets. Mitchell Hutchins may change these allocations at any time.

                                                                PACE SMALL/MEDIUM       PACE SMALL/MEDIUM
                                                                  COMPANY VALUE           COMPANY VALUE
                            ICM COMPOSITE    ICM COMPOSITE     EQUITY INVESTMENTS      EQUITY INVESTMENTS     RUSSELL    RUSSELL
                            AS OF 9/30/00    AS OF 9/30/00    CLASS P SHARES AS OF    CLASS P SHARES AS OF      2000       2500
                              (WITH PACE     (WITHOUT PACE     9/30/00 (WITH PACE       9/30/00 (WITHOUT       VALUE      VALUE
                             PROGRAM FEE)     PROGRAM FEE)        PROGRAM FEE)          PACE PROGRAM FEE)      INDEX      INDEX
                            --------------   --------------   ---------------------   ---------------------   --------   --------
YTD (1/1/00 - 9/30/00)....      29.63%           31.61%               2.84 %                  4.00 %           13.62%     11.21%
1 Year....................      26.81%           28.74%               1.39 %                  2.93 %           15.36%     15.75%
3 Years...................       0.64%            1.15%              (3.72)%                 (2.26)%            2.11%      4.41%
5 Years...................        N/A              N/A                7.32 %                  8.94 %           11.50%     13.33%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................        N/A              N/A                7.17 %                  8.79 %           11.63%     13.47%

                                                                                                                 PACE SMALL/
                                                                                                PACE SMALL/         MEDIUM
                                                      ARIEL                                        MEDIUM          COMPANY
                                        ARIEL       COMPOSITE                      ARIEL          COMPANY        VALUE EQUITY
                                      COMPOSITE       AS OF         ARIEL       APPRECIATION    VALUE EQUITY     INVESTMENTS
                                        AS OF        9/30/00     APPRECIATION    FUND AS OF     INVESTMENTS     CLASS P SHARES
                                       9/30/00      (WITHOUT      FUND AS OF      9/30/00      CLASS P SHARES   AS OF 9/30/00
                                     (WITH PACE       PACE         9/30/00        (WITHOUT     AS OF 9/30/00       (WITHOUT
                                       PROGRAM       PROGRAM     (WITH SALES       SALES         (WITH PACE          PACE
                                        FEE)          FEE)         CHARGES)       CHARGES)      PROGRAM FEE)     PROGRAM FEE)
                                     -----------   -----------   ------------   ------------   --------------   --------------
YTD (1/1/00 - 9/30/00).............      7.68%        8.89%           N/A          11.56%          2.84 %           4.00 %
1 Year.............................      8.93%       10.57%           N/A          14.11%          1.39 %           2.93 %
3 Years............................      8.73%       10.37%           N/A          12.22%         (3.72)%          (2.26)%
5 Years............................     16.46%       18.20%           N/A          18.96%          7.32 %           8.94 %
Since inception (8/24/95) of
 Class P shares PACE fund..........     16.76%       18.51%           N/A          18.41%          7.17 %           8.79 %


                                     RUSSELL
                                       MID      RUSSELL
                                       CAP        2500
                                      VALUE      VALUE
                                      INDEX      INDEX
                                     --------   --------
YTD (1/1/00 - 9/30/00).............    8.90%     11.21%
1 Year.............................   13.00%     15.75%
3 Years............................    5.96%      4.41%
5 Years............................   14.07%     13.33%
Since inception (8/24/95) of
 Class P shares PACE fund..........   14.33%     13.47%

--------------------------------------------------------------------------------
                              Prospectus Page A-4

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber PACE Select Advisors Trust
Investment Company Act File No. 811-8764

-C- 2000 PaineWebber Incorporated. All rights reserved.

                                ---------------
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